Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration by Director - Multiannual (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Remuneration of key personnel
Number of years of compensation subject to conditions of continued service	3 years	3 years	3 years
Mr. Sergio Rial | Banco Santander (Brasil) S.A.
Remuneration of key personnel
Base salary	€ 1,985	R$ 12,645
Other fixed benefits	7	47
Pensions	1,153	7,350
Variable remuneration immediately payable and deferred (not linked to long-term objectives)	4,018	26,600
Total	7,163	46,642
Mr. Alvaro Cardoso De Souza | Banco Santander (Brasil) S.A.
Remuneration of key personnel
Compensation received as a non-executive director	334	R$ 2,130
Ms. Homaira Akbari | Santander Consumer USA
Remuneration of key personnel
Compensation received as a non-executive director	161		$ 190
Ms. Homaira Akbari | PagoNxt
Remuneration of key personnel
Compensation received as a non-executive director	52
Mr. Henrique Manuel Drummond Borges Cirne de Castro | PagoNxt
Remuneration of key personnel
Compensation received as a non-executive director	52
Mr. Ramon Martin Chavez Marquez | PagoNxt
Remuneration of key personnel
Compensation received as a non-executive director	52
Mr. Luis Isasi | Santander Spain
Remuneration of key personnel
Compensation received as a non-executive director	€ 1,000
Deferred variable compensation plan linked to multiannual objectives
Remuneration of key personnel
Fair value of plan, initial achievement (as a percent)	70.00%	70.00%	70.00%
Deferred variable compensation plan linked to multiannual objectives | Minimum
Remuneration of key personnel
Reasonable initial achievement ratio (as a percent)	60.00%	60.00%	60.00%
Deferred variable compensation plan linked to multiannual objectives | Maximum
Remuneration of key personnel
Reasonable initial achievement ratio (as a percent)	80.00%	80.00%	80.00%
Deferred variable compensation plan linked to multiannual objectives | Mr. Sergio Rial
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	€ 791
Variable compensation subject to Long-term objectives, in shares	791
Total	1,582			€ 1,311
Deferred variable compensation plan linked to multiannual objectives | Directors
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	1,940
Variable compensation subject to Long-term objectives, in shares	1,940
Total	3,880			648
Deferred variable compensation plan linked to multiannual objectives | Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	1,158
Variable compensation subject to Long-term objectives, in shares	1,158
Total	2,316			420
Deferred variable compensation plan linked to multiannual objectives | Directors | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	782
Variable compensation subject to Long-term objectives, in shares	782
Total	€ 1,563			€ 228